Subsequent Events	6 Months Ended
Jun. 30, 2020
Subsequent Events
25.	Subsequent events
The Group has evaluated subsequent events through November 10, 2020, which is the date the unaudited interim condensed consolidated financial statements were issued, and concluded that no subsequent events have occurred that would require recognition or disclosure in the unaudited interim condensed consolidated financial statements other than as discussed below,
On October 12, 2020, the Company and DouYu International Holdings Limited (“DouYu”) (NASDAQ: DOYU) entered into an agreement and plan of merger (the “Merger Agreement”) with Tiger Company Ltd., a newly formed company with limited liability incorporated under the laws of the Cayman Islands and a direct wholly owned subsidiary of Huya (“Merger Sub”), and, solely for the limited purposes set forth therein, Nectarine Investment Limited, a wholly owned subsidiary of Tencent. Pursuant to the Merger Agreement, Huya will acquire all the outstanding shares of DouYu, including ordinary shares represented by ADS, through a stock-for-stock merger (the “Merger”). Pursuant to the Merger Agreement, each Douyu ordinary share issued and outstanding immediately prior to the effective time of the Merger will be canceled in exchange for the right to receive 7.30 Huya Class A ordinary shares, and each Douyu ADS will be surrendered in exchange for the right to receive 0.730 Huya ADS.
Concurrently with the execution of the Merger Agreement, DouYu and Nectarine entered into the reassignment agreement (the “Ressignment”), pursuant to which Nectarine will assign its interests in the game live streaming business operated by the Tencent group under the “Penguin e-Sports” brand (the “Penguin Business”) and deepen its business cooperation with DouYu in order to integrate the Penguin Business with the business of the combined Huya and DouYu upon the Merger, for a total consideration of US$500.0 million.
In accordance with the terms of the Merger Agreement, the Board of Directors of the Company also approved a cash dividend in an aggregate amount of US$200.0 million to be paid on or around the date of the closing of the Merger.
The closing of the Reassignment and the Merger will take place substantially concurrently with each other and the Merger is currently expected to close during the first half of 2021.

Douyu [Member]
Subsequent Events
13.	Subsequent events
The Group has evaluated subsequent events through November 10, 2020, which is the date when the condensed consolidated financial statements were issued.
On October 12, 2020, the Company entered into an agreement with HUYA Inc. (“Huya”) and Nectarine Investment Limited (“Tencent”), a wholly owned subsidiary of Tencent Holdings Limited (the “Merge Agreement”), pursuant to which Huya will acquire all the outstanding shares of the Company DouYu, including ordinary shares represented by American depositary shares, through a stock-for-stock
merger.
Concurrently with the execution of the Merger Agreement, the Company and Tencent entered into a Reassignment Agreement, dated October 12, 2020, pursuant to which Tencent will assign its interests in the game live streaming business operated by the Tencent group under the “Penguin
e-Sports”
brand (the “Penguin Business”) to the Company (the “Reassignment”) and deepen its business cooperation with the Company in order to integrate the Penguin Business with the business of the combined Huya and the Company upon the Merger, for a total consideration of US$500,000,000. The closing of the Reassignment is conditioned on, and is expected to occur substantially concurrently with, the closing of the Merger. The closing of the Merger is also conditioned on, and is expected to occur substantially concurrently with, the closing of the Reassignment.